Note 12 - Net Income (Loss) per Share (Tables)	12 Months Ended
Dec. 31, 2020
Notes Tables
Schedule of Weighted Average Number of Shares [Table Text Block]
	Years Ended December 31,
	2020	2019
	A$	A$
Weighted average shares used as denominator in calculating:
Basic net income/(loss) per share	177,574,046	177,481,639
Diluted net income/(loss) per share	177,574,046	177,481,639